Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–71.88%
Australia–4.18%
AngloGold Ashanti Ltd.	182	$3,820
ANZ Group Holdings Ltd.	762	13,495
BHP Group Ltd.	5,882	206,191
Coles Group Ltd.	1,206	15,164
Commonwealth Bank of Australia	514	40,139
CSL Ltd.	282	59,524
Fortescue Metals Group Ltd.	911	14,451
Glencore PLC	15,173	101,872
National Australia Bank Ltd.	646	14,561
Newcrest Mining Ltd.	481	7,705
Rio Tinto Ltd.	2,485	223,836
Rio Tinto PLC	2,055	160,652
Telstra Group Ltd.	17,812	51,419
Transurban Group	1,988	19,481
Wesfarmers Ltd.	447	15,773
Westpac Banking Corp.	895	15,054
Woodside Energy Group Ltd.	1,640	42,572
Woolworths Group Ltd.	1,425	36,445
		1,042,154
Austria–0.08%
OMV AG	414	20,662
Belgium–0.29%
Anheuser-Busch InBev S.A./N.V.	911	54,839
KBC Group N.V.	149	11,018
UCB S.A.	83	6,809
		72,666
Brazil–2.85%
Ambev S.A.	2,000	5,382
B3 S.A. - Brasil, Bolsa, Balcao	18,200	46,465
Banco Bradesco S.A., Preference Shares	9,800	27,066
Banco BTG Pactual S.A.	2,100	8,944
Banco do Brasil S.A.	7,000	56,124
Banco Santander Brasil S.A.	5,600	31,937
BB Seguridade Participacoes S.A.	800	5,954
CCR S.A.	1,900	4,402
Centrais Eletricas Brasileiras S.A.	3,100	24,824
Cia de Saneamento Basico do Estado de Sao Paulo	500	5,482
Cia Siderurgica Nacional S.A.	1,600	5,831
Gerdau S.A., Preference Shares	1,100	7,094
Itau Unibanco Holding S.A., Preference Shares	7,100	35,428
Itausa S.A., Preference Shares	7,010	11,779
Localiza Rent a Car S.A.	600	6,998
Lojas Renner S.A.	1,100	4,687
Petroleo Brasileiro S.A., Preference Shares	45,400	233,158
Rumo S.A.	1,900	6,879
TIM S.A.	1,500	3,484
Vale S.A.	8,500	158,252
Shares		Value
Brazil–(continued)
WEG S.A.	2,500	$18,833
		709,003
Chile–0.34%
Banco de Chile	57,551	6,289
Banco de Credito e Inversiones S.A.	149	4,492
Banco Santander Chile	115,490	4,855
Cencosud S.A.	4,096	7,357
Cia Sud Americana de Vapores S.A.	81,257	7,053
Falabella S.A.	2,485	5,774
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	514	49,999
		85,819
China–10.02%
Agricultural Bank of China Ltd., H Shares	55,000	19,830
Air China Ltd., H Shares(a)	10,000	8,937
Alibaba Group Holding Ltd.(a)	18,700	258,402
Aluminum Corp. of China Ltd., H Shares	14,000	7,445
Anhui Conch Cement Co. Ltd., H Shares	2,500	9,469
ANTA Sports Products Ltd.	1,200	18,162
Autohome, Inc., ADR	1,011	35,243
Baidu, Inc., A Shares(a)	1,450	24,455
Bank of China Ltd., H Shares	448,000	171,188
Bank of Communications Co. Ltd., H Shares	33,000	20,369
BOC Hong Kong Holdings Ltd.	4,500	15,696
BYD Co. Ltd., H Shares	1,500	47,232
BYD Electronic International Co. Ltd.	17,000	59,046
China CITIC Bank Corp. Ltd., H Shares	77,000	37,186
China Coal Energy Co. Ltd., H Shares	21,000	16,858
China Construction Bank Corp., H Shares	183,000	118,869
China Everbright Bank Co. Ltd., H Shares	13,000	4,153
China Feihe Ltd.(b)	10,000	9,640
China Galaxy Securities Co. Ltd., H Shares	8,000	4,326
China Hongqiao Group Ltd.	20,500	23,851
China Life Insurance Co. Ltd., H Shares	37,000	67,947
China Longyuan Power Group Corp. Ltd., H Shares	4,000	5,499
China Merchants Bank Co. Ltd., H Shares	5,000	32,457
China Minsheng Banking Corp. Ltd., H Shares	18,000	6,730
China Oilfield Services Ltd., H Shares	6,000	7,231
China Overseas Land & Investment Ltd.	6,500	17,596
China Pacific Insurance (Group) Co. Ltd., H Shares	1,800	4,963
China Petroleum & Chemical Corp., H Shares	274,000	148,187
China Resources Gas Group Ltd.	1,100	4,632
China Resources Land Ltd.	4,000	19,180
China Shenhua Energy Co. Ltd., H Shares	6,500	20,185
China Taiping Insurance Holdings Co. Ltd.	4,600	6,381
China Tower Corp. Ltd., H Shares(b)	372,000	42,378
China Vanke Co. Ltd., H Shares	2,300	4,646
CITIC Ltd.	9,000	10,550
COSCO SHIPPING Holdings Co. Ltd., H Shares	6,850	7,104
Country Garden Holdings Co. Ltd.	33,000	12,372
CSPC Pharmaceutical Group Ltd.	62,640	71,846

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
ENN Energy Holdings Ltd.	600	$9,029
Geely Automobile Holdings Ltd.	5,000	8,186
Great Wall Motor Co. Ltd., H Shares	4,500	6,379
Haier Smart Home Co. Ltd., H Shares	3,000	11,084
Hengan International Group Co. Ltd.	1,500	7,365
Industrial & Commercial Bank of China Ltd., H Shares	128,000	68,559
JD Health International, Inc.(a)(b)	700	5,849
JD.com, Inc., A Shares	3,416	101,624
Kingsoft Corp. Ltd.	1,800	6,665
Kunlun Energy Co. Ltd.	10,000	7,881
Lenovo Group Ltd.	14,000	11,263
Li Auto, Inc., ADR(a)	696	17,330
Li Ning Co. Ltd.	2,000	19,732
Longfor Group Holdings Ltd.(b)	1,500	4,992
Lufax Holding Ltd., ADR	4,043	12,331
Meituan, B Shares(a)(b)	120	2,673
NetEase, Inc.	3,400	60,152
New China Life Insurance Co. Ltd., H Shares	1,600	4,285
Nongfu Spring Co. Ltd., H Shares(b)	2,000	11,356
NXP Semiconductors N.V.	182	33,544
People’s Insurance Co. Group of China Ltd. (The), H Shares	70,000	23,576
PetroChina Co. Ltd., H Shares	70,000	37,405
PICC Property & Casualty Co. Ltd., H Shares	60,000	56,394
Pinduoduo, Inc., ADR(a)	1,657	162,353
Ping An Insurance (Group) Co. of China Ltd., H Shares	7,000	54,639
Postal Savings Bank of China Co. Ltd., H Shares(b)	9,000	6,118
Prosus N.V.(a)	729	58,961
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	26,800	44,432
Shenzhou International Group Holdings Ltd.	600	7,518
Sino Biopharmaceutical Ltd.	24,000	14,005
SITC International Holdings Co. Ltd.	2,000	4,356
Sunny Optical Technology Group Co. Ltd.	600	8,134
Tencent Holdings Ltd.	2,500	121,851
Vipshop Holdings Ltd., ADR(a)	315	4,873
Want Want China Holdings Ltd.	6,000	3,913
Weichai Power Co. Ltd., H Shares	3,000	4,544
Yankuang Energy Group Co. Ltd., H Shares	16,000	51,318
Zhongsheng Group Holdings Ltd.	500	2,832
Zijin Mining Group Co. Ltd., H Shares	4,000	6,615
ZTO Express (Cayman), Inc., ADR	441	12,573
		2,496,930
Colombia–0.04%
Bancolombia S.A., Preference Shares	1,355	10,300
Denmark–2.66%
AP Moller - Maersk A/S, Class B	66	143,543
Carlsberg A/S, Class B	74	10,470
Coloplast A/S, Class B	66	7,964
Danske Bank A/S	464	9,652
Genmab A/S(a)	83	32,467
Novo Nordisk A/S, Class B	3,264	452,010
Novozymes A/S, Class B	103	5,362
		661,468
Shares		Value
Finland–0.62%
Fortum OYJ	265	$3,993
Kone OYJ, Class B	133	7,262
Neste OYJ	447	21,316
Nokia OYJ	3,596	17,137
Nordea Bank Abp	4,441	51,789
Sampo OYJ, Class A	597	31,319
UPM-Kymmene OYJ	613	22,231
		155,047
France–5.80%
AXA S.A.	2,701	84,200
BNP Paribas S.A.	1,955	134,006
Bouygues S.A.	279	9,184
Bureau Veritas S.A.	298	8,516
Carrefour S.A.	729	13,852
Cie de Saint-Gobain	618	35,391
Cie Generale des Etablissements Michelin S.C.A.	746	23,675
Credit Agricole S.A.	1,475	17,741
Danone S.A.	762	41,701
ENGIE S.A.	2,220	31,582
EssilorLuxottica S.A.	365	66,789
Hermes International	33	61,845
Kering S.A.	99	61,805
Legrand S.A.	99	8,849
L’Oreal S.A.	249	102,858
LVMH Moet Hennessy Louis Vuitton SE	265	231,500
Orange S.A.	2,651	28,052
Safran S.A.	348	49,972
Sanofi	878	86,278
Sartorius Stedim Biotech	15	5,240
Societe Generale S.A.	1,955	58,114
Thales S.A.	187	24,706
TotalEnergies SE	3,016	187,376
Vinci S.A.	464	52,346
Vivendi SE	1,707	18,355
		1,443,933
Germany–3.59%
adidas AG	166	26,607
Allianz SE	249	59,402
BASF SE	828	47,187
Bayer AG	481	29,835
Bayerische Motoren Werke AG	580	58,754
Beiersdorf AG	99	12,012
Continental AG	59	4,133
Daimler Truck Holding AG(a)	353	11,827
Deutsche Bank AG	1,558	20,696
Deutsche Boerse AG	133	23,766
Deutsche Post AG	1,059	45,361
Deutsche Telekom AG	5,335	118,692
E.ON SE	1,544	16,776
Evonik Industries AG	677	14,988
Fresenius Medical Care AG & Co. KGaA	331	12,392
Fresenius SE & Co. KGaA	845	24,362
Hannover Rueck SE	50	10,128
Henkel AG & Co. KGaA, Preference Shares	235	16,709
Infineon Technologies AG	530	18,958
Mercedes-Benz Group AG	878	65,096
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Germany–(continued)
Merck KGaA	99	$20,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	166	59,787
RWE AG	315	13,981
Sartorius AG, Preference Shares	29	12,951
Siemens AG	315	48,940
Siemens Energy AG	447	9,309
Volkswagen AG, Preference Shares	663	91,599
		894,832
Greece–0.02%
Hellenic Telecommunications Organization S.A.	348	5,481
Hong Kong–1.12%
CK Asset Holdings Ltd.	5,000	31,946
CK Hutchison Holdings Ltd.	13,500	86,182
CK Infrastructure Holdings Ltd.	2,000	11,161
CLP Holdings Ltd.	2,000	14,882
Henderson Land Development Co. Ltd.	1,000	3,692
Hong Kong & China Gas Co. Ltd. (The)	15,292	15,387
Jardine Matheson Holdings Ltd.	800	42,459
Power Assets Holdings Ltd.	1,000	5,664
Prudential PLC	1,640	27,177
Sun Hung Kai Properties Ltd.	2,500	35,552
Wharf Real Estate Investment Co. Ltd.	1,000	5,738
		279,840
Hungary–0.18%
OTP Bank Nyrt	1,508	45,470
Indonesia–0.77%
PT Adaro Energy Indonesia Tbk	64,800	12,816
PT Astra International Tbk	64,700	25,975
PT Bank Central Asia Tbk	66,000	37,405
PT Bank Mandiri (Persero) Tbk	46,200	30,726
PT Bank Negara Indonesia (Persero) Tbk	14,800	9,058
PT Bank Rakyat Indonesia (Persero) Tbk	33,800	10,350
PT Kalbe Farma Tbk	34,200	4,706
PT Telkom Indonesia (Persero) Tbk	203,400	52,636
PT Unilever Indonesia Tbk	15,400	4,790
PT United Tractors Tbk	2,100	3,449
		191,911
Ireland–0.13%
CRH PLC	412	19,167
Flutter Entertainment PLC(a)	83	12,905
		32,072
Italy–0.87%
Assicurazioni Generali S.p.A.	1,375	26,801
Enel S.p.A.	5,037	29,648
Eni S.p.A.	2,817	43,446
Ferrari N.V.	166	41,395
Poste Italiane S.p.A.(b)	735	7,834
UniCredit S.p.A.	3,463	67,487
		216,611
Japan–11.32%
Aeon Co. Ltd.	300	6,149
Asahi Group Holdings Ltd.	300	9,917
Shares		Value
Japan–(continued)
Astellas Pharma, Inc.	3,000	$44,279
Bridgestone Corp.	1,200	44,904
Canon, Inc.	2,100	46,634
Central Japan Railway Co.	100	12,156
Chugai Pharmaceutical Co. Ltd.	800	20,752
Dai-ichi Life Holdings, Inc.	700	16,431
Daiichi Sankyo Co. Ltd.	3,500	109,997
Daikin Industries Ltd.	100	17,412
Daiwa House Industry Co. Ltd.	400	9,610
Denso Corp.	300	16,209
East Japan Railway Co.	200	11,089
Eisai Co. Ltd.	500	31,018
FANUC Corp.	100	17,700
Fast Retailing Co. Ltd.	100	60,683
FUJIFILM Holdings Corp.	500	26,545
Fujitsu Ltd.	200	28,642
Hitachi Ltd.	1,100	57,759
Honda Motor Co. Ltd.	3,400	84,333
Hoya Corp.	300	33,035
ITOCHU Corp.	1,900	61,424
Japan Post Holdings Co. Ltd.	9,100	79,772
Japan Tobacco, Inc.	1,800	36,648
Kao Corp.	500	20,387
KDDI Corp.	1,600	49,991
Keyence Corp.	100	46,193
Kirin Holdings Co. Ltd.	1,200	18,482
Komatsu Ltd.	900	22,058
Kubota Corp.	400	6,003
Kyocera Corp.	500	25,997
M3, Inc.	200	5,471
Mitsubishi Corp.	2,900	97,089
Mitsubishi Electric Corp.	2,400	26,426
Mitsubishi Estate Co. Ltd.	2,000	25,795
Mitsubishi UFJ Financial Group, Inc.	16,700	122,577
Mitsui & Co. Ltd.	3,300	97,511
Mitsui Fudosan Co. Ltd.	1,000	18,768
Mizuho Financial Group, Inc.	4,170	65,052
MS&AD Insurance Group Holdings, Inc.	200	6,430
Murata Manufacturing Co. Ltd.	300	17,236
Nexon Co. Ltd.	200	4,835
Nintendo Co. Ltd.	1,900	82,171
Nippon Telegraph & Telephone Corp.	3,900	116,783
Nissan Motor Co. Ltd.	4,600	16,495
Nomura Holdings, Inc.	2,700	10,768
NTT Data Corp.	300	4,658
Olympus Corp.	2,400	45,089
Oriental Land Co. Ltd.	100	16,641
ORIX Corp.	4,300	75,528
Otsuka Holdings Co. Ltd.	500	16,041
Panasonic Holdings Corp.	2,700	25,040
Recruit Holdings Co. Ltd.	3,200	102,718
Renesas Electronics Corp.(a)	700	7,216
Secom Co. Ltd.	300	17,869
Sekisui House Ltd.	500	9,443
Seven & i Holdings Co. Ltd.	600	28,366
Shimano, Inc.	100	17,949
Shin-Etsu Chemical Co. Ltd.	100	14,895
Shionogi & Co. Ltd.	100	4,775
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Japan–(continued)
SoftBank Corp.	2,300	$26,313
SoftBank Group Corp.	1,400	66,729
Sompo Holdings, Inc.	600	25,908
Sony Group Corp.	600	53,562
Subaru Corp.	500	8,260
Sumitomo Corp.	2,200	39,492
Sumitomo Mitsui Financial Group, Inc.	1,500	65,271
Suzuki Motor Corp.	100	3,766
Takeda Pharmaceutical Co. Ltd.	3,238	101,972
Terumo Corp.	400	11,615
Tokio Marine Holdings, Inc.	1,700	35,583
Tokyo Electron Ltd.	100	35,092
Toshiba Corp.	800	27,495
Toyota Industries Corp.	200	12,171
Toyota Motor Corp.	8,300	120,422
Unicharm Corp.	400	15,277
		2,820,772
Luxembourg–0.26%
ArcelorMittal S.A.	2,072	64,065
Malaysia–0.35%
Axiata Group Bhd.	6,400	4,561
CIMB Group Holdings Bhd.	4,700	6,351
Genting Bhd.	4,200	4,888
IHH Healthcare Bhd.	7,100	9,868
IOI Corp. Bhd.	4,800	4,310
Malayan Banking Bhd.	5,200	10,663
MISC Bhd.	2,400	4,120
Petronas Chemicals Group Bhd.	3,900	7,655
Public Bank Bhd.	17,700	17,619
RHB Bank Bhd.	4,100	5,530
Tenaga Nasional Bhd.	5,500	12,157
		87,722
Mexico–0.53%
Arca Continental S.A.B. de C.V.	400	3,533
Cemex S.A.B. de C.V., Series CPO(a)	12,200	6,505
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	1,700	14,891
Grupo Bimbo S.A.B. de C.V., Series A	3,700	18,474
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,600	21,566
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	2,600	5,592
Grupo Mexico S.A.B. de C.V., Class B	1,600	7,115
Grupo Televisa S.A.B., Series CPO	4,700	5,748
Wal-Mart de Mexico S.A.B. de C.V., Series V	12,373	48,466
		131,890
Netherlands–3.46%
ASML Holding N.V.	315	208,613
Heineken Holding N.V.	133	10,957
Heineken N.V.	133	13,254
ING Groep N.V.	6,396	92,316
Koninklijke Ahold Delhaize N.V.	2,270	67,649
Koninklijke DSM N.V.	103	13,244
Koninklijke KPN N.V.	2,121	7,246
Koninklijke Philips N.V.	2,668	46,222
Shell PLC	11,599	340,689
Shares		Value
Netherlands–(continued)
Universal Music Group N.V.	481	$12,305
Wolters Kluwer N.V.	464	50,570
		863,065
Peru–0.02%
Credicorp Ltd.	33	4,432
Philippines–0.10%
Ayala Corp.	780	10,185
SM Prime Holdings, Inc.	19,800	13,402
		23,587
Poland–0.04%
Bank Polska Kasa Opieki S.A.	481	10,290
Russia–0.00%
PhosAgro PJSC, GDR(c)	1	0
Sberbank of Russia PJSC(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(a)(c)	9,716,000	0
		0
Singapore–0.36%
DBS Group Holdings Ltd.	1,100	30,113
Oversea-Chinese Banking Corp. Ltd.	2,600	25,659
Singapore Telecommunications Ltd.	10,900	20,890
STMicroelectronics N.V.	294	13,897
		90,559
South Africa–1.94%
Absa Group Ltd.	1,955	22,428
Anglo American PLC	2,071	89,270
Bid Corp. Ltd.	547	11,306
Capitec Bank Holdings Ltd.	83	8,575
Discovery Ltd.(a)	1,292	10,229
FirstRand Ltd.	12,311	45,694
Gold Fields Ltd.	663	7,584
Impala Platinum Holdings Ltd.	679	7,878
MTN Group Ltd.	944	7,985
Naspers Ltd., Class N	696	134,464
Nedbank Group Ltd.	1,160	15,046
Remgro Ltd.	1,657	13,336
Sanlam Ltd.	3,088	9,994
Sasol Ltd.	1,077	19,543
Shoprite Holdings Ltd.	1,723	23,851
Sibanye Stillwater Ltd.	5,899	15,640
Standard Bank Group Ltd.	3,977	39,577
		482,400
South Korea–2.80%
Celltrion, Inc.	83	10,973
Hyundai Mobis Co. Ltd.	83	13,927
Hyundai Motor Co.	83	11,346
KB Financial Group, Inc.	563	25,652
Kia Corp.	613	33,482
LG Chem Ltd.	33	18,654
LG Energy Solution Ltd.(a)	33	14,050
NAVER Corp.	149	24,827
POSCO Holdings, Inc.	33	8,113
Samsung Biologics Co. Ltd.(a)(b)	17	10,999
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
South Korea–(continued)
Samsung C&T Corp.	50	$4,840
Samsung Electronics Co. Ltd.	4,109	205,384
Samsung SDI Co. Ltd.	166	93,133
Shinhan Financial Group Co. Ltd.	1,011	34,253
SK hynix, Inc.	2,585	188,138
		697,771
Spain–2.01%
Aena SME S.A.(a)(b)	33	4,950
Banco Bilbao Vizcaya Argentaria S.A.	11,068	77,898
Banco Santander S.A.	23,396	81,635
CaixaBank S.A.	9,279	41,096
Endesa S.A.	191	3,810
Ferrovial S.A.	221	6,520
Grifols S.A.(a)	331	4,381
Iberdrola S.A.	11,632	136,024
Industria de Diseno Textil S.A.	1,408	43,969
Repsol S.A.	3,314	54,403
Telefonica S.A.	12,245	46,556
		501,242
Sweden–0.98%
Atlas Copco AB, Class A	1,558	18,427
Epiroc AB, Class A	398	7,742
H & M Hennes & Mauritz AB, Class B	883	10,852
Investor AB, Class B	2,071	40,234
Skandinaviska Enskilda Banken AB, Class A	2,320	28,054
Svenska Handelsbanken AB, Class A	2,088	21,728
Swedbank AB, Class A	1,524	29,228
Telefonaktiebolaget LM Ericsson, Class B	4,678	27,120
Telia Co. AB	2,353	6,083
Volvo AB, Class B	2,800	55,496
		244,964
Switzerland–3.04%
ABB Ltd.	1,922	66,928
Chocoladefabriken Lindt & Spruengli AG, PC	3	32,969
Geberit AG	16	9,147
Kuehne + Nagel International AG, Class R	33	7,864
Novartis AG	3,794	343,132
Partners Group Holding AG	17	15,977
Schindler Holding AG, PC	50	10,651
SGS S.A.	3	7,313
Swatch Group AG (The), BR	50	18,062
Swisscom AG	31	18,319
UBS Group AG	6,015	128,073
Zurich Insurance Group AG	199	98,420
		756,855
Taiwan–3.23%
ASE Technology Holding Co. Ltd., ADR	1,972	14,198
Asustek Computer, Inc.	2,000	18,246
Catcher Technology Co. Ltd.	5,000	29,760
Cathay Financial Holding Co. Ltd.	7,000	9,981
Chailease Holding Co. Ltd.	1,155	8,739
Chang Hwa Commercial Bank Ltd.	7,000	4,117
Cheng Shin Rubber Industry Co. Ltd.	5,000	5,779
China Development Financial Holding Corp.	11,000	4,867
China Steel Corp.	18,000	19,056
Shares		Value
Taiwan–(continued)
Chunghwa Telecom Co. Ltd., ADR	199	$7,373
CTBC Financial Holding Co. Ltd.	11,000	8,413
Delta Electronics, Inc.	3,000	29,088
E Ink Holdings, Inc.	7,000	40,691
Evergreen Marine Corp. Taiwan Ltd.	1,800	9,223
Far Eastern New Century Corp.	8,000	8,750
Far EasTone Telecommunications Co. Ltd.	7,000	15,590
First Financial Holding Co. Ltd.	16,120	14,071
Formosa Chemicals & Fibre Corp.	5,000	12,060
Formosa Plastics Corp.	3,000	8,953
Hon Hai Precision Industry Co. Ltd.	46,000	153,446
Hua Nan Financial Holdings Co. Ltd.	6,000	4,565
Mega Financial Holding Co. Ltd.	7,125	7,613
Nan Ya Plastics Corp.	7,000	17,667
Nanya Technology Corp.	2,000	3,887
Novatek Microelectronics Corp.	2,000	23,902
Pegatron Corp.	3,000	6,481
Powerchip Semiconductor Manufacturing Corp.	4,000	4,623
President Chain Store Corp.	1,000	9,013
Quanta Computer, Inc.	2,000	5,001
Realtek Semiconductor Corp.	1,000	10,777
Shanghai Commercial & Savings Bank Ltd. (The)	3,000	4,661
Taiwan Cooperative Financial Holding Co. Ltd.	15,150	13,398
Taiwan Mobile Co. Ltd.	4,000	12,628
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,972	182,864
Unimicron Technology Corp.	2,000	9,247
Uni-President Enterprises Corp.	7,000	15,746
United Microelectronics Corp., ADR	2,403	19,536
Wan Hai Lines Ltd.	2,645	6,752
Yang Ming Marine Transport Corp.	7,000	14,717
Yuanta Financial Holding Co. Ltd.	13,798	10,380
		805,859
Turkey–0.07%
Eregli Demir ve Celik Fabrikalari T.A.S.	6,147	12,499
Ford Otomotiv Sanayi A.S.	166	4,515
		17,014
United Kingdom–6.26%
Ashtead Group PLC	199	13,101
AstraZeneca PLC	812	106,241
Aviva PLC	5,733	32,262
BAE Systems PLC	7,456	78,799
Barclays PLC	29,147	66,845
BP PLC	34,150	206,616
British American Tobacco PLC	3,463	132,439
BT Group PLC	8,732	13,467
Coca-Cola Europacific Partners PLC	315	17,709
Compass Group PLC	1,226	29,230
Diageo PLC	3,297	143,247
HSBC Holdings PLC	9,030	66,572
Imperial Brands PLC	2,220	55,655
Lloyds Banking Group PLC	61,589	40,162
London Stock Exchange Group PLC	182	16,674
National Grid PLC	4,209	53,538
NatWest Group PLC	11,731	44,633
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
United Kingdom–(continued)
Reckitt Benckiser Group PLC	878	$62,524
RELX PLC	1,889	56,144
Smith & Nephew PLC	481	6,622
SSE PLC	663	14,153
Standard Chartered PLC	4,855	40,662
Tesco PLC	18,956	57,582
Unilever PLC	3,181	162,513
Vodafone Group PLC	37,464	43,160
		1,560,550
United States–1.55%
Atlassian Corp., Class A(a)	182	29,415
Ferguson PLC	99	13,929
GSK PLC	2,618	45,718
Holcim AG(a)	547	32,608
JBS S.A.	2,400	9,494
Roche Holding AG	597	186,582
Stellantis N.V.	3,562	55,817
Swiss Re AG	116	12,133
		385,696
Vietnam–0.00%
Vietnam Dairy Products JSC	2	7
Total Common Stocks & Other Equity Interests (Cost $15,007,536)		17,912,939
Principal Amount
U.S. Treasury Securities–8.78%
U.S. Treasury Bills–8.78%
4.48%, 05/11/2023(d)	$1,096,180	1,096,119
4.64%, 06/08/2023(d)	1,092,461	1,092,153
Total U.S. Treasury Securities (Cost $2,188,641)		2,188,272
Event-Linked Bonds–0.37%
Multinational–0.37%
Alturas RE Segregated Account, Catastrophe Linked Notes, 0.00%, 03/10/2023(b)(c)(e)	1,000	0
Principal Amount		Value
Multinational–(continued)
Eden RE II Ltd., Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(b)(c)(e)	$720	$7,991
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 0.00%, 12/31/2024(b)(c)(e)	1,175	1,458
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(b)(c)(e)	120,000	81,393
Total Event-Linked Bonds (Cost $122,895)		90,842
Shares
Preferred Stocks–0.22%
Multinational–0.22%
Harambee Re Ltd., Pfd.(c)	15	1,406
Mt. Logan Re Ltd., Pfd.(c)	116	48,608
Thopas Re Ltd., Pfd.(c)	5	5
Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	885	2,395
Viribus Re Ltd., Pfd.(c)	33,312	2,134
Total Preferred Stocks (Cost $239,061)		54,548
Money Market Funds–15.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(g)	1,311,713	1,311,713
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(f)(g)	936,912	937,193
Invesco Treasury Portfolio, Institutional Class, 4.30%(f)(g)	1,499,101	1,499,101
Total Money Market Funds (Cost $3,747,826)		3,748,007
TOTAL INVESTMENTS IN SECURITIES—96.29% (Cost $21,305,959)		23,994,608
OTHER ASSETS LESS LIABILITIES–3.71%		924,435
NET ASSETS–100.00%		$24,919,043
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
PC	– Participation Certificate
Pfd.	– Preferred
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $200,026, which represented less than 1% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Zero coupon bond issued at a discount.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,503,463	$1,644,822	$(1,836,572)	$-	$-	$1,311,713	$16,366
Invesco Liquid Assets Portfolio, Institutional Class	1,074,009	1,174,873	(1,311,838)	75	74	937,193	13,334
Invesco Treasury Portfolio, Institutional Class	1,718,243	1,879,797	(2,098,939)	-	-	1,499,101	20,517
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,242	30,014	(48,256)	-	-	-	22*
Invesco Private Prime Fund	46,646	71,217	(117,864)	(4)	5	-	59*
Total	$4,360,603	$4,800,723	$(5,413,469)	$71	$79	$3,748,007	$50,298

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
MSCI EAFE Index	Call	02/17/2023	39	USD	2,060.00	USD	8,034,000	$(269,490)
MSCI Emerging Markets Index	Call	02/17/2023	36	USD	1,025.00	USD	3,690,000	(101,340)
Total Index Options Written								$(370,830)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	25	March-2023	$1,879,375	$50,580	$50,580
Equity Risk
S&P/TSX 60 Index	11	March-2023	2,073,263	74,082	74,082
Subtotal—Long Futures Contracts				124,662	124,662
Short Futures Contracts
Equity Risk
MSCI EAFE Index	79	March-2023	(8,370,050)	(555,369)	(555,369)
MSCI Emerging Markets Index	71	March-2023	(3,708,330)	(225,568)	(225,568)
Subtotal—Short Futures Contracts				(780,937)	(780,937)
Total Futures Contracts				$(656,275)	$(656,275)

(a)	Futures contracts collateralized by $1,702,562 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.340%	Monthly	936	February—2023	USD	1,850,509	$—	$1,039	$1,039
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.480%	Monthly	1,089	February—2023	USD	2,152,996	—	1,209	1,209
Subtotal — Appreciation									—	2,248	2,248
Equity Risk
Bank of America, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	1,057	July—2023	USD	1,964,466	—	(2,051)	(2,051)
Total — Total Return Swap Agreements									$—	$197	$197

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$13,495	$1,028,659	$—	$1,042,154
Austria	—	20,662	—	20,662
Belgium	—	72,666	—	72,666
Brazil	709,003	—	—	709,003
Chile	85,819	—	—	85,819
China	278,247	2,218,683	—	2,496,930
Colombia	10,300	—	—	10,300
Denmark	—	661,468	—	661,468
Finland	—	155,047	—	155,047
France	—	1,443,933	—	1,443,933
Germany	—	894,832	—	894,832
Greece	—	5,481	—	5,481
Hong Kong	—	279,840	—	279,840
Hungary	—	45,470	—	45,470
Indonesia	—	191,911	—	191,911
Ireland	—	32,072	—	32,072
Italy	—	216,611	—	216,611
Japan	—	2,820,772	—	2,820,772
Luxembourg	—	64,065	—	64,065
Malaysia	—	87,722	—	87,722
Mexico	131,890	—	—	131,890
Multinational	—	—	145,390	145,390
Netherlands	—	863,065	—	863,065
Peru	4,432	—	—	4,432
Philippines	—	23,587	—	23,587
Poland	—	10,290	—	10,290
Russia	—	—	—	—
Singapore	—	90,559	—	90,559
South Africa	—	482,400	—	482,400
South Korea	—	697,771	—	697,771
Spain	—	501,242	—	501,242
Sweden	—	244,964	—	244,964
Switzerland	—	756,855	—	756,855
Taiwan	223,971	581,888	—	805,859
Turkey	—	17,014	—	17,014
United Kingdom	17,709	1,542,841	—	1,560,550
United States	38,909	2,535,059	—	2,573,968
Vietnam	—	7	—	7
Money Market Funds	3,748,007	—	—	3,748,007
Total Investments in Securities	5,261,782	18,587,436	145,390	23,994,608
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$124,662	$—	$—	$124,662
Swap Agreements	—	2,248	—	2,248
	124,662	2,248	—	126,910
Other Investments - Liabilities*
Futures Contracts	(780,937)	—	—	(780,937)
Options Written	(370,830)	—	—	(370,830)
Swap Agreements	—	(2,051)	—	(2,051)
	(1,151,767)	(2,051)	—	(1,153,818)
Total Other Investments	(1,027,105)	197	—	(1,026,908)
Total Investments	$4,234,677	$18,587,633	$145,390	$22,967,700

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Advantage International Fund